Report for the Period Ending:		September 30, 2000

Institutional Investment Manager Filing this Report:

West Ellis Investment Management, Inc.
226 East Moulton Street
Decatur, AL 35601


Filing Amendment: 	13F-HR/A

13F File Number:		028-05661

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:			Stephen E. Baggs
Title:		Chairman
Phone:		256-353-2126
Signature, Place and Date of Signing:

Stephen E. Baggs, Decatur, AL, 		November 7, 2000

13F Holdings Report


Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	40

Form 13F Information table Value Total:	$126,042

List of Other Included Managers:		NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE
SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- ----
---- --------
AES, INC. (aes)                COM              00130H105     1201    17530 SH       SOLE                    17530
AT&T Corporation (t)           COM              001957109     1152    39230 SH       SOLE                    39230
Abbott Labs (abt)              COM              002824100     1708    35910 SH       SOLE                    35910
Alabama National Bancorp (alab COM              010317105      231    10676 SH       SOLE                    10676
America On Line (aol)          COM              02364J104     3655    67995 SH       SOLE                    67995
American Express Co (axp)      COM              025816109     6649   109450 SH       SOLE                   109450
American Home Products (ahp)   COM              026609107     1275    22539 SH       SOLE                    22539
Amgen Inc.(amgn)               COM              031162100      725    10385 SH       SOLE                    10385
Bristol-Myers Squibb (bmy)     COM              110122108     1179    20635 SH       SOLE                    20635
Calpine Corporation (cpn)      COM              131347106      813     7785 SH       SOLE                     7785
Capital One Financial Inc. (co COM              14040H105    14187   202490 SH       SOLE                   202490
Cisco Systems Inc (csco)       COM              17275R102    15625   282813 SH       SOLE                   282813
Citigroup (c)                  COM              172967101     8713   161165 SH       SOLE                   161165
Clear Channel Communications ( COM              184502102      571    10100 SH       SOLE                    10100
Coca Cola Inc (KO)             COM              191216100     1919    34820 SH       SOLE                    34820
Compass Bancshares, Inc. (cbss COM              20449H109      275    14100 SH       SOLE                    14100
Corning (glw)                  COM              219350105      558     1880 SH       SOLE                     1880
Dell Computer Corp. (dell)     COM              247025109     2734    88734 SH       SOLE                    88734
Disney, (Walt) Company (dis)   COM              254687106     3216    84079 SH       SOLE                    84079
DoubleClick, Inc. (dclk)       COM              258609304      637    19895 SH       SOLE                    19895
EBay Incorporated (ebay)       COM              278642103      783    11401 SH       SOLE                    11401
Elan Corp. (eln)               COM              284131208      303     5530 SH       SOLE                     5530
Federal National Mortgage Asso COM              313586109     4914    68725 SH       SOLE                    68725
General Electric Corp (ge)     COM              369604103     4623    80131 SH       SOLE                    80131
Guidant Corporation (gdt)      COM              401698105      745    10535 SH       SOLE                    10535
Home Depot Inc (hd)            COM              437076102     2147    40464 SH       SOLE                    40464
ITC DeltaCom, Inc. (itcd)      COM              45031T104      799    69489 SH       SOLE                    69489
Immunex Corp. (imnx)           COM              452528102      442    10150 SH       SOLE                    10150
Infinity Broadcasting Corporat COM              45662s102      461    13955 SH       SOLE                    13955
Inktomi (inkt)                 COM              457277101     1332    11688 SH       SOLE                    11688
Integrated Device Tech. Inc. ( COM              458118106      502     5545 SH       SOLE                     5545
Intel Corp. (intc)             COM              458140100    11541   277680 SH       SOLE                   277680
Maxim Integrated Products (mxi COM              57772K101     8953   111302 SH       SOLE                   111302
Medical Assurance, Inc. (mai)  COM              58449U100     1818   148389 SH       SOLE                   148389
Merck Inc (mrk)                COM              589331107     2858    38395 SH       SOLE                    38395
Microsoft (msft)               COM              594918104     2471    40965 SH       SOLE                    40965
Pfizer Inc                     COM              717081103     1476    32848 SH       SOLE                    32848
Pharmacia Corporation (pha)    COM              71713U102      695    11550 SH       SOLE                    11550
Regions Financial Corp. (RGBK) COM              758940100      455    20038 SH       SOLE                    20038
Sandisk Corp.                  COM              80004c101     2562    38383 SH       SOLE                    38383
Tyco International Inc. (tyc)  COM              902124106     2773    53457 SH       SOLE                    53457
Williams Cos. Inc. (wmb)       COM              969457100     4018    95105 SH       SOLE                    95105
WorldCom, Inc. (wcom)          COM              98157D106     1754    57752 SH       SOLE                    57752
Yahoo! (yhoo)                  COM              984332106      594     6525 SH       SOLE                     6525